ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Canada - 75.4%
Commercial Services & Supplies - 1.4%
Alexco Resource Corp. (a)	1,571,092	$3,534,957
Metals & Mining - 74.0% (b)
Americas Gold & Silver Corp. (a)	1,343,893	3,504,258
Auryn Resources, Inc. (a)	442,399	804,895
Bear Creek Mining Corp. (a)	1,420,877	2,532,795
Canada Silver Cobalt Works, Inc. (a)	466,880	196,024
Capstone Mining Corp. (a)	1,330,584	813,483
Dundee Precious Metals, Inc. (a)	764,521	5,034,486
Eldorado Gold Corp. (a)	706,842	6,815,381
Endeavour Silver Corp. (a)	1,790,875	4,083,195
Excellon Resources, Inc. (a)	1,950,458	1,192,457
First Majestic Silver Corp. (a)	2,782,176	27,682,651
Fortuna Silver Mines, Inc. (a)	776,728	3,947,719
Gran Colombia Gold Corp. (a)	256,164	1,298,179
Great Panther Mining, Ltd. (a)	1,504,561	752,281
GT Gold Corp. (a)	532,903	785,066
Hudbay Minerals, Inc.	1,104,193	3,342,835
Kootenay Silver, Inc. (a)(e)	3,631,805	976,436
Liberty Gold Corp. (a)	959,987	1,499,096
MAG Silver Corp. (a)	878,786	12,402,431
Mandalay Resources Corp. (a)	395,968	554,169
Maya Gold & Silver, Inc. (a)(d)	1,468,541	1,536,040
Metalla Royalty & Streaming, Ltd.	147,515	782,342
Minaurum Gold, Inc. (a)	1,425,783	514,609
Minco Silver Corp. (a)	786,089	330,046
Mirasol Resources, Ltd. (a)	482,783	135,134
New Gold, Inc. (a)(e)	2,837,294	3,845,478
New Pacific Metals Corp. (a)	624,987	2,545,800
Orla Mining Ltd. (a)	884,151	2,487,814
Pan American Silver Corp.	1,165,047	35,382,210
Premier Gold Mines, Ltd. (a)	1,002,870	1,632,545
Sabina Gold & Silver Corp. (a)	1,351,184	1,940,784
Seabridge Gold, Inc. (a)	264,403	4,643,023
Sierra Metals, Inc. (a)	688,057	886,933
Silvercorp Metals, Inc.	2,204,653	11,789,762
SilverCrest Metals, Inc. (a)	1,284,495	11,779,584
SSR Mining, Inc. (a)	523,238	11,150,026
Trevali Mining Corp. (a)	3,391,831	224,856
Turquoise Hill Resources, Ltd. (a)	8,504,598	6,264,436
Yamana Gold, Inc.	3,339,007	18,230,978
Total Metals & Mining		194,320,237
Total Canada		197,855,194

Luxembourg - 1.2%
Metals & Mining - 1.2% (b)
Nexa Resources SA	458,360	3,043,510

Peru - 3.6%
Metals & Mining - 3.6% (b)
Cia de Minas Buenaventura SAA - ADR	1,035,396	9,463,519

South Africa - 3.6%
Metals & Mining - 3.6% (b)
Harmony Gold Mining Co., Ltd. - ADR (a)	2,296,987	9,578,436

United Kingdom - 4.3%
Metals & Mining - 4.3% (b)
Hochschild Mining PLC	4,721,971	11,362,594

United States - 11.7%
Metals & Mining - 11.7% (b)
Coeur Mining, Inc. (a)	1,031,095	5,237,963
Gold Resource Corp.	296,455	1,218,430
Golden Minerals Co. (a)	569,384	244,835
Hecla Mining Co.	6,799,597	22,234,682
McEwen Mining, Inc. (a)	1,695,214	1,712,166
Total Metals & Mining		30,648,076
TOTAL COMMON STOCKS (Cost $215,035,969)		261,951,329

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	1,117,795	1,117,795
TOTAL SHORT-TERM INVESTMENTS (Cost $1,117,795)		1,117,795

Total Investments (Cost $216,153,764) - 100.2%		263,069,124
Liabilities in Excess of Other Assets - (0.2)%		(475,206)
TOTAL NET ASSETS - 100.0%		$262,593,918

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	As of June 30, 2020, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $1,536,040, which represents 0.58% of total net assets.
(e)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended June 30, 2020 is set forth below.

Issuer Name	Value at September 30, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2020	Dividends	Shares Held At June 30, 2020
New Gold, Inc.	$760,917	$3,287,796	$-	$-	$557,682	$3,845,478	$-	2,837,294
Kootenany Silver, Inc.	$-	$1,415,724	$(1,374,984)	$(158,728)	$416,416	$976,436	$-	3,631,805
	$760,917	$4,703,520	$(1,374,984)	$(158,728)	$974,098	$4,821,914	$-	6,469,099

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$261,951,329	$-	$-	$261,951,329
Short Term Investments	1,117,795	-	-	-
Total Investments in Securities	$263,069,124	$-	$-	$261,951,329

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.